Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 2.7%
Beverages - 0.5%
Constellation Brands, Inc., Class A	1,500	$ 316,395

Capital Markets - 1.2%
26 Capital Acquisition Corp. (A)	1,563	16,411
Atlantic Avenue Acquisition Corp. (A)	45,000	490,500
Climate Real Impact Solutions II Acquisition Corp. (A)	1,000	11,270
DiamondHead Holdings Corp. (A)	8,000	86,800
FortiStar Sustainable Solutions Corp. (A)	3,000	31,740
Hudson Executive Investment Corp. II (A)	2,500	26,575
Primavera Capital Acquisition Corp. (A)	1,070	11,524
Science Strategic Acquisition Corp. Alpha (A)	8,000	84,080
Thoma Bravo Advantage, Class A (A)	1,667	19,904

		778,804

Consumer Finance - 0.2%
LendingTree, Inc. (A) (B)	366	119,140

Diversified Financial Services - 0.3%
BlueRiver Acquisition Corp. (A)	10,000	104,000
Mason Industrial Technology, Inc. (A)	5,000	50,350

		154,350

Entertainment - 0.4%
Ubisoft Entertainment SA (A)	2,450	244,961

Media - 0.0% (C)
Liberty Media Acquisition Corp. (A)	670	8,375

Specialty Retail - 0.1%
Fnac Darty SA (A)	1,462	82,184

Total Common Stocks (Cost $1,557,494)		1,704,209

CONVERTIBLE PREFERRED STOCKS - 2.3%
Capital Markets - 0.7%
KKR & Co., Inc.,
Series C, 6.00% (B)	8,000	465,360

Pharmaceuticals - 0.3%
Elanco Animal Health, Inc.,
5.00%	4,650	214,691

Wireless Telecommunication Services - 1.3%
2020 Cash Mandatory Exchangeable Trust,
5.25% (D)	700	809,349

Total Convertible Preferred Stocks (Cost $1,332,500)		1,489,400

	Principal	Value
CONVERTIBLE BONDS - 100.7%
Airlines - 3.4%
Deutsche Lufthansa AG
2.00%, 11/17/2025, MTN (E)	EUR 400,000	$ 546,340
Southwest Airlines Co.
1.25%, 05/01/2025 (F)	$ 1,175,000	1,655,281

		2,201,621

Automobiles - 2.9%
NIO, Inc.
Zero Coupon, 02/01/2026 (D)	500,000	513,962
0.50%, 02/01/2027 (D)	550,000	550,731
Winnebago Industries, Inc.
1.50%, 04/01/2025	600,000	782,924

		1,847,617

Biotechnology - 1.0%
Bridgebio Pharma, Inc.
2.25%, 02/01/2029 (D)	630,000	608,761

Capital Markets - 5.0%
JPMorgan Chase Financial Co. LLC
0.25%, 05/01/2023 (D) (F)	2,000,000	2,130,000
SBI Holdings, Inc.
Zero Coupon, 07/25/2025 (E)	JPY 100,000,000	1,072,271

		3,202,271

Consumer Finance - 2.4%
LendingTree, Inc.
0.50%, 07/15/2025 (D) (F)	$ 1,500,000	1,542,543

Diversified Consumer Services - 1.8%
Chegg, Inc.
Zero Coupon, 09/01/2026 (D) (F)	1,000,000	1,158,500

Diversified Telecommunication Services - 5.1%
21Vianet Group, Inc.
Zero Coupon, 02/01/2026 (D)	130,000	133,233
Cellnex Telecom SA
0.75%, 11/20/2031, MTN (E)	EUR 1,000,000	1,168,915
1.50%, 01/16/2026, MTN (E)	1,000,000	1,982,224

		3,284,372

Electric Utilities - 4.0%
Electricite de France SA
Zero Coupon, 09/14/2024 (E)	15,000,000	2,528,430

Electrical Equipment - 0.5%
Prysmian SpA
Zero Coupon, 02/02/2026 (E) (G)	200,000	242,909
Sunrun, Inc.
Zero Coupon, 02/01/2026 (D)	$ 100,000	101,336

		344,245

Entertainment - 3.2%
Cinemark Holdings, Inc.
4.50%, 08/15/2025 (D) (F)	650,000	1,055,685
Zynga, Inc.
0.25%, 06/01/2024 (F)	750,000	1,007,325

		2,063,010

Transamerica Funds	Page 1

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Equity Real Estate Investment Trusts - 1.2%
Pebblebrook Hotel Trust
1.75%, 12/15/2026	$ 300,000	$ 319,224
Summit Hotel Properties, Inc.
1.50%, 02/15/2026	460,000	452,522

		771,746

Food Products - 1.1%
ADM AG Holding, Ltd.
Zero Coupon, 08/26/2023 (E)	600,000	707,473

Health Care Equipment & Supplies - 2.5%
LivaNova USA, Inc.
3.00%, 12/15/2025 (D)	910,000	1,164,513
Menicon Co., Ltd.
Zero Coupon, 01/29/2025 (E)	JPY 20,000,000	207,970
NuVasive, Inc.
0.38%, 03/15/2025 (D)	$ 260,000	250,684

		1,623,167

Health Care Providers & Services - 1.3%
Guardant Health, Inc.
Zero Coupon, 11/15/2027 (D)	600,000	798,466

Health Care Technology - 3.7%
Omnicell, Inc.
0.25%, 09/15/2025 (D)	400,000	536,000
Teladoc Health, Inc.
1.25%, 06/01/2027 (D) (F)	1,300,000	1,834,625

		2,370,625

Hotels, Restaurants & Leisure - 8.0%
NCL Corp., Ltd.
6.00%, 05/15/2024 (D)	580,000	1,116,210
Penn National Gaming, Inc.
2.75%, 05/15/2026 (F)	625,000	2,812,661
Royal Caribbean Cruises, Ltd.
2.88%, 11/15/2023 (D)	130,000	146,964
4.25%, 06/15/2023 (D)	500,000	607,302
Vail Resorts, Inc.
Zero Coupon, 01/01/2026 (D)	400,000	403,000

		5,086,137

Interactive Media & Services - 7.8%
Kakao Corp.
Zero Coupon, 04/28/2023 (E)	200,000	237,514
Twitter, Inc.
0.25%, 06/15/2024 (F)	2,978,000	3,519,624
Zillow Group, Inc.
2.75%, 05/15/2025 (F)	600,000	1,255,500

		5,012,638

Internet & Direct Marketing Retail - 3.6%
Etsy, Inc.
0.13%, 09/01/2027 (B) (D)	750,000	994,894
RealReal, Inc.
3.00%, 06/15/2025 (D)	800,000	1,274,467

		2,269,361

IT Services - 7.5%
Parsons Corp.
0.25%, 08/15/2025 (D)	800,000	829,040
Repay Holdings Corp.
Zero Coupon, 02/01/2026 (D)	180,000	179,654

	Principal	Value
CONVERTIBLE BONDS (continued)
IT Services (continued)
Shift4 Payments, Inc.
Zero Coupon, 12/15/2025 (D)	$ 300,000	$ 343,288
Shopify, Inc.
0.13%, 11/01/2025	590,000	695,462
Square, Inc.
0.25%, 11/01/2027 (D) (F)	1,500,000	1,692,438
Worldline SA
Zero Coupon, 07/30/2025 (E)	EUR 692,300	1,025,744

		4,765,626

Life Sciences Tools & Services - 0.3%
NeoGenomics, Inc.
0.25%, 01/15/2028	$ 200,000	214,768

Machinery - 2.0%
Middleby Corp.
1.00%, 09/01/2025 (D) (F)	1,000,000	1,258,125

Media - 4.7%
Liberty Broadband Corp.
1.25%, 09/30/2050 (D)	600,000	598,200
2.75%, 09/30/2050 (D) (F)	1,200,000	1,234,553
Liberty Media Corp.
2.25%, 12/01/2048 (D) (F)	808,000	923,480
TechTarget, Inc.
0.13%, 12/15/2025 (D)	200,000	248,262

		3,004,495

Metals & Mining - 2.0%
SSR Mining, Inc.
2.50%, 04/01/2039 (F)	1,000,000	1,274,375

Pharmaceuticals - 1.6%
Jazz Investments I, Ltd.
2.00%, 06/15/2026 (D) (F)	800,000	1,011,432

Real Estate Management & Development - 1.9%
Redfin Corp.
Zero Coupon, 10/15/2025 (D) (F)	1,000,000	1,224,777

Road & Rail - 2.5%
Uber Technologies, Inc.
Zero Coupon, 12/15/2025 (D)	1,550,000	1,615,610

Semiconductors & Semiconductor Equipment - 7.5%
Nova Measuring Instruments, Ltd.
Zero Coupon, 10/15/2025 (D)	200,000	225,000
SolarEdge Technologies, Inc.
Zero Coupon, 09/15/2025 (D) (F)	1,000,000	1,327,000
STMicroelectronics NV
Series A,
Zero Coupon, 08/04/2025 (B) (E)	1,000,000	1,259,460
Series B,
Zero Coupon, 08/04/2027 (E)	1,400,000	1,765,652
Win Semiconductors Corp.
Zero Coupon, 01/14/2026 (E)	200,000	222,200

		4,799,312

Software - 11.8%
Alarm.com Holdings, Inc.
Zero Coupon, 01/15/2026 (D)	200,000	198,503
Bentley Systems, Inc.
0.13%, 01/15/2026 (D)	200,000	200,355
Box, Inc.
Zero Coupon, 01/15/2026 (D)	160,000	160,800
CyberArk Software, Ltd.
Zero Coupon, 11/15/2024 (F)	1,000,000	1,218,800

Transamerica Funds	Page 2

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Software (continued)
DocuSign, Inc.
Zero Coupon, 01/15/2024 (D)	$ 200,000	$ 209,125
Envestnet, Inc.
0.75%, 08/15/2025 (D)	450,000	457,053
FireEye, Inc.
0.88%, 06/01/2024 (F)	2,500,000	2,924,527
LivePerson, Inc.
Zero Coupon, 12/15/2026 (D)	900,000	1,002,730
Medallia, Inc.
0.13%, 09/15/2025 (D)	900,000	1,139,456

		7,511,349

Transportation Infrastructure - 0.4%
Zhejiang Expressway Co., Ltd.
Zero Coupon, 01/20/2026 (E)	EUR 200,000	242,448

Total Convertible Bonds (Cost $54,642,121)		64,343,300

CORPORATE DEBT SECURITIES - 3.9%
Communications Equipment - 1.0%
Viavi Solutions, Inc.
1.75%, 06/01/2023 (F)	$ 500,000	631,316

Electronic Equipment, Instruments & Components - 1.2%
Vishay Intertechnology, Inc.
2.25%, 06/15/2025	750,000	792,717

Interactive Media & Services - 1.7%
Twitter, Inc.
3.88%, 12/15/2027 (D) (F)	1,000,000	1,052,460

Total Corporate Debt Securities (Cost $2,375,575)		2,476,493

	Shares	Value
OTHER INVESTMENT COMPANY - 4.3%
Securities Lending Collateral - 4.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (H)	2,765,950	2,765,950

Total Other Investment Company (Cost $2,765,950)		2,765,950

	Principal	Value
REPURCHASE AGREEMENT - 9.0%
Fixed Income Clearing Corp., 0.00% (H), dated 01/29/2021, to be repurchased at $5,725,079 on 02/01/2021. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $5,839,583.	$ 5,725,079	5,725,079

Total Repurchase Agreement (Cost $5,725,079)		5,725,079

Total Investments Excluding Options Purchased (Cost $68,398,719)		78,504,431
Total Options Purchased - 0.5% (Cost $306,757)		336,000

Total Investments Before Securities Sold Short (Cost $68,705,476)		78,840,431

	Shares	Value
SECURITIES SOLD SHORT - (24.6)%
COMMON STOCKS - (24.6)%
Automobiles - (0.3)%
Winnebago Industries, Inc.	(3,300)	$ (227,898)

Communications Equipment - (0.2)%
Viavi Solutions, Inc.	(8,246)	(127,401)

Diversified Consumer Services - (0.3)%
Chegg, Inc.	(2,000)	(190,520)

Diversified Financial Services - (0.3)%
Voya Financial, Inc.	(4,000)	(221,840)

Diversified Telecommunication Services - (1.5)%
Cellnex Telecom SA (D)	(15,915)	(932,361)

Entertainment - (1.4)%
Cinemark Holdings, Inc.	(33,572)	(679,497)
Zynga, Inc., Class A	(22,300)	(220,993)

		(900,490)

Health Care Equipment & Supplies - (1.0)%
LivaNova PLC	(10,000)	(629,000)

Health Care Providers & Services - (0.4)%
Guardant Health, Inc.	(1,500)	(233,250)

Health Care Technology - (1.7)%
Omnicell, Inc.	(2,000)	(235,600)
Teladoc Health, Inc.	(3,200)	(844,256)

		(1,079,856)

Hotels, Restaurants & Leisure - (5.3)%
Norwegian Cruise Line Holdings, Ltd.	(26,400)	(597,960)
Penn National Gaming, Inc.	(25,000)	(2,593,000)
Royal Caribbean Cruises, Ltd.	(3,000)	(195,000)

		(3,385,960)

Interactive Media & Services - (2.5)%
Twitter, Inc.	(11,913)	(601,964)
Zillow Group, Inc., Class C	(7,651)	(998,149)

		(1,600,113)

Internet & Direct Marketing Retail - (1.9)%
Etsy, Inc.	(2,750)	(547,498)
RealReal, Inc.	(28,000)	(663,040)

		(1,210,538)

IT Services - (1.7)%
Okta, Inc.	(2,000)	(518,020)
Shift4 Payments, Inc., Class A	(4,000)	(260,040)
Square, Inc., Class A	(1,500)	(323,940)

		(1,102,000)

Transamerica Funds	Page 3

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Machinery - (0.4)%
Middleby Corp.	(2,000)	$ (271,440)

Media - (0.1)%
Charter Communications, Inc., Class A	(100)	(60,756)

Metals & Mining - (0.7)%
SSR Mining, Inc.	(26,400)	(464,508)

Pharmaceuticals - (0.3)%
Jazz Pharmaceuticals PLC	(1,200)	(186,600)

Real Estate Management & Development - (1.1)%
Redfin Corp.	(10,000)	(712,100)

Semiconductors & Semiconductor Equipment - (1.6)%
SolarEdge Technologies, Inc.	(1,800)	(518,994)
STMicroelectronics NV	(12,000)	(479,400)

		(998,394)

Software - (1.5)%
CyberArk Software, Ltd.	(1,500)	(240,375)
Envestnet, Inc.	(500)	(38,365)
FireEye, Inc.	(20,000)	(420,000)
Medallia, Inc.	(6,000)	(249,000)

		(947,740)

Wireless Telecommunication Services - (0.4)%
T-Mobile US, Inc.	(2,000)	(252,160)

Total Common Stocks (Proceeds $(14,132,047))		(15,734,925)

Total Securities Sold Short (Proceeds $(14,132,047))		(15,734,925)

Net Other Assets (Liabilities), Net of Securities Sold Short - 1.1%		753,445

Net Assets - 100.0%		$ 63,858,951

Transamerica Funds	Page 4

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Cisco Systems, Inc.	USD	40.00	03/19/2021	USD	891,600	200	$109,688	$111,400
Call - Zynga, Inc.	USD	10.00	04/16/2021	USD	495,500	500	52,519	51,000
Put - SPDR® S&P 500® ETF Trust	USD	370.00	02/03/2021	USD	12,952,450	350	144,550	173,600

Total							$306,757	$336,000

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - SPDR® S&P 500® ETF Trust	USD	355.00	02/03/2021	USD	12,952,450	350	$(52,296)	$(51,100)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(52,296)	$(51,100)

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(22)	03/19/2021	$(3,999,600)	$(4,075,720)	$—	$(76,120)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	02/22/2021	USD	8,851,284	EUR	7,300,000	$—	$(11,607)
SSB	02/22/2021	USD	1,332,697	JPY	138,300,000	12,106	—
SSB	02/22/2021	EUR	631,000	USD	768,748	—	(2,654)

Total						$12,106	$(14,261)

Transamerica Funds	Page 5

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,377,064	$327,145	$—	$1,704,209
Convertible Preferred Stocks	1,489,400	—	—	1,489,400
Convertible Bonds	—	64,343,300	—	64,343,300
Corporate Debt Securities	—	2,476,493	—	2,476,493
Other Investment Company	2,765,950	—	—	2,765,950
Repurchase Agreement	—	5,725,079	—	5,725,079
Exchange-Traded Options Purchased	336,000	—	—	336,000

Total Investments	$5,968,414	$72,872,017	$—	$78,840,431

Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$12,106	$—	$12,106

Total Other Financial Instruments	$—	$12,106	$—	$12,106

LIABILITIES
Securities Sold Short
Common Stocks	$(14,802,564)	$(932,361)	$—	$(15,734,925)

Total Securities Sold Short	$(14,802,564)	$(932,361)	$—	$(15,734,925)

Other Financial Instruments
Exchange-Traded Options Written	$(51,100)	$—	$—	$(51,100)
Futures Contracts (J)	(76,120)	—	—	(76,120)
Forward Foreign Currency Contracts (J)	—	(14,261)	—	(14,261)

Total Other Financial Instruments	$(127,220)	$(14,261)	$—	$(141,481)

Transamerica Funds	Page 6

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,827,229, collateralized by cash collateral of $2,765,950 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $120,275. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $33,930,205, representing 53.1% of the Fund’s net assets.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the total value of Regulation S securities is $13,209,550, representing 20.7% of the Fund’s net assets.
(F)	All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of such securities is $29,518,288.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2021. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at January 31, 2021.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

Transamerica Funds	Page 7

Transamerica Event Driven

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

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Transamerica Event Driven

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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